Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000203122
Shareholder Report [Line Items]
Fund Name	DWS ESG Core Equity Fund
Class Name	Class A
Trading Symbol	DESAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.93%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[1]
AssetsNet	$ 246,279,271
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 495,269
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	246,279,271
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	495,269

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	95%
Cash Equivalents	6%
Put Options Purchased	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	29%
Financials	15%
Consumer Discretionary	11%
Health Care	10%
Industrials	9%
Communication Services	8%
Consumer Staples	5%
Energy	2%
Real Estate	2%
Utilities	2%
Materials	2%

C000203123
Shareholder Report [Line Items]
Fund Name	DWS ESG Core Equity Fund
Class Name	Class C
Trading Symbol	DESCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.55%	[2]
AssetsNet	$ 246,279,271
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 495,269
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	246,279,271
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	495,269

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	95%
Cash Equivalents	6%
Put Options Purchased	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	29%
Financials	15%
Consumer Discretionary	11%
Health Care	10%
Industrials	9%
Communication Services	8%
Consumer Staples	5%
Energy	2%
Real Estate	2%
Utilities	2%
Materials	2%

C000203117
Shareholder Report [Line Items]
Fund Name	DWS ESG Core Equity Fund
Class Name	Class R
Trading Symbol	DESRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$51	1.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.33%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%	[3]
AssetsNet	$ 246,279,271
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 495,269
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	246,279,271
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	495,269

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	95%
Cash Equivalents	6%
Put Options Purchased	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	29%
Financials	15%
Consumer Discretionary	11%
Health Care	10%
Industrials	9%
Communication Services	8%
Consumer Staples	5%
Energy	2%
Real Estate	2%
Utilities	2%
Materials	2%

C000203118
Shareholder Report [Line Items]
Fund Name	DWS ESG Core Equity Fund
Class Name	Class R6
Trading Symbol	DESUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.59%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[4]
AssetsNet	$ 246,279,271
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 495,269
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	246,279,271
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	495,269

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	95%
Cash Equivalents	6%
Put Options Purchased	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	29%
Financials	15%
Consumer Discretionary	11%
Health Care	10%
Industrials	9%
Communication Services	8%
Consumer Staples	5%
Energy	2%
Real Estate	2%
Utilities	2%
Materials	2%

C000203119
Shareholder Report [Line Items]
Fund Name	DWS ESG Core Equity Fund
Class Name	Class S
Trading Symbol	DESSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$27	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[5]
AssetsNet	$ 246,279,271
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 495,269
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	246,279,271
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	495,269

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	95%
Cash Equivalents	6%
Put Options Purchased	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	29%
Financials	15%
Consumer Discretionary	11%
Health Care	10%
Industrials	9%
Communication Services	8%
Consumer Staples	5%
Energy	2%
Real Estate	2%
Utilities	2%
Materials	2%

C000203121
Shareholder Report [Line Items]
Fund Name	DWS ESG Core Equity Fund
Class Name	Institutional Class
Trading Symbol	DESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[6]
AssetsNet	$ 246,279,271
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 495,269
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	246,279,271
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	495,269

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	95%
Cash Equivalents	6%
Put Options Purchased	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	29%
Financials	15%
Consumer Discretionary	11%
Health Care	10%
Industrials	9%
Communication Services	8%
Consumer Staples	5%
Energy	2%
Real Estate	2%
Utilities	2%
Materials	2%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.